(GAIN) LOSS ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS (Details)	1 Months Ended					12 Months Ended
	Oct. 31, 2016 USD ($)	Feb. 29, 2016 USD ($)	Nov. 30, 2015 USD ($)	Aug. 31, 2015 USD ($)	Apr. 30, 2015 vessel	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2014 USD ($)
gain/loss on sale of assets and deferred gains [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains						$ 300,000	$ (10,788,000)	$ 0
Number of newbuilding vessels converted and sold							2
Number of newbuilding vessels remaining, agreed to be sold | vessel					2
Capesize Vessels [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains						72,000	$ (2,062,000)	0
Capesize Newbuildings [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains						0	(8,858,000)	0
Capesize Vessels [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains						228,000	132,000	0
Front Caribbean [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains		$ 68,000
Front Mediterranean [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains	$ 0
KSL Atlantic [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains				$ 2,200,000			$ 2,200,000
KSL Atlantic, KSL Baltic, KSL Mediterranean, KSL Caribbean [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Number of newbuilding vessels expected to be delivered and sold					4
KSL Atlantic and KSL Baltic [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Number of newbuilding vessels delivered and sold | vessel							2
KSL Baltic [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains			$ 100,000				$ 100,000	$ 100,000
Golden Lyderhorn [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains						$ 9,000
KSL Atlantic, KSL Baltic, KSL Mediterranean, KSL Caribbean [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Number of newbuilding vessels expected to be delivered and sold					4		4
Fractus and Radiatus [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains							$ 8,900,000
Number of newbuilding vessels converted and sold			2
Proceeds from Sale of Property, Plant, and Equipment							$ (1,900,000)